Discontinued operations and assets classified as held for sale - Discontinued operations, net of income taxes (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	[1]	€ 2,711	[2],[3]	€ 196	[4],[5]	€ 183	[4],[5]
Domestic Appliances [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations		2,698		206		202
Other operations [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations		13		(10)		(19)
Discontinued operations [member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations		€ 2,711		€ 196		€ 183

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.